Plant and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 56	$ 595
Less: accumulated depreciation	(42)	(372)
Plant and equipment, net	14	223
Depreciation	19	76	69
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	36	36
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	1	447
Vehicles and office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 19	$ 112